NOTES PAYABLE (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Notes payable
Outstanding	$ 387,000,000	$ 0
Revolving credit facility
Notes payable
Cost to maintain	18,000,000	16,000,000	$ 14,000,000
Notes payable
Notes payable
Denominated value	0	0		$ 214,000,000	$ 0
Revolving and demand credit facility
Notes payable
Total Facilities	12,200,000,000	12,900,000,000
TCPL | Revolving credit facility | Maturing December 2029
Notes payable
Total Facilities	3,000,000,000.0	3,000,000,000.0
Unused capacity	3,000,000,000.0
TCPL | Notes payable
Notes payable
Outstanding	$ 308,000,000	$ 0
Weighted average interest rate per annum	4.70%	0.00%		4.70%	0.00%
USA | Notes payable
Notes payable
Outstanding	$ 79,000,000	$ 0		$ 55,000,000	$ 0
Weighted average interest rate per annum	4.70%	0.00%		4.70%	0.00%
TCPL / TCPL USA | TC Energy
Notes payable
Noncontrolling interests ownership		40.00%			40.00%
TCPL / TCPL USA | Revolving credit facility
Notes payable
Total Facilities	$ 2,000,000,000.0	$ 2,000,000,000.0
Unused capacity	$ 1,100,000,000
TCPL / TCPL USA | Revolving credit facility | Maturing December 2025
Notes payable
Total Facilities				$ 1,000,000,000.0	$ 2,500,000,000
Unused capacity				700,000,000
TCPL / TCPL USA | Revolving credit facility | Maturing December 2027
Notes payable
Total Facilities				2,500,000,000	2,500,000,000
Unused capacity				2,500,000,000
COLUMBIA PIPELINES HOLDING COMPANY LLC | Revolving credit facility | Maturing December 2027
Notes payable
Total Facilities				1,500,000,000	$ 1,000,000,000.0
Unused capacity				$ 1,500,000,000